Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Tables [Abstract]
Schedule Of Unsecured Debt Instruments [Table Text Block]
	2012	2011
	$	$

Unsecured

Debt carried at fair value

Mandatory convertible bonds - issued September 2010(1)	588	760
Quarterly coupon of 6 percent per annum. The bonds are convertible into ADS's in September 2013 and are US dollar-based. The bonds are convertible into a variable number of shares as set forth in the indenture.

Included in short-term debt at fair value	(588)	(2)

Long-term debt at fair value	-	758

Debt carried at amortized cost

Rated bonds - issued April 2010(2)	1,005	1,006
The rated bonds have two components, $700 million 10-year bonds and $300 million 30-year bonds. Semi-annual coupons of 5.375 percent per annum on $700 million 10-year bonds and 6.5 percent per annum on $300 million 30-year bonds. The $700 million 10-year bonds are repayable in April 2020 and the $300 million 30-year bonds are repayable in April 2040. The bonds are US dollar-based.

Rated bonds - issued July 2012(3)	761	-
Semi-annual coupon of 5.125 percent per annum. The bonds are repayable in August 2022 and are US dollar-based.

3.5 percent Convertible bonds(4)	689	659
Semi-annual coupon of 3.5 percent per annum. The bonds are convertible, at the holders’ option, into ADSs up to May 2014 and are US dollar-based. The bonds are convertible at an initial conversion price of $47.6126 per ADS.

Syndicated revolving credit facility (A$600 million)(5)	266	-
Interest charged at BBSY plus 2 percent per annum. The applicable margin is subject to a ratings grid. The loan is repayable in December 2015 and is Australian dollar-based.

Grupo Santander Brasil	1	2
Interest charged at 8.11 percent per annum. Loans are repayable in monthly installments terminating in November 2013 and April 2014 and are Brazilian real-based.

Brazilian Economic and Social Development Bank	1	1
Interest charged at a rate of 2.3 percent plus delta exchange rate on individual installments per annum. Loans are repayable in monthly installments terminating in April 2014 and are Brazilian real-based.

Banco de Desenvolvimento de Minas Gerais	1	1
Interest charged at a rate of 4.5 percent per annum. Loans are repayable in monthly installments terminating in June 2020 and are Brazilian real-based.

Schedule Of Secured Debt Instruments [Table Text Block]
	2012	2011
	$	$

Secured
Capital leases
Turbine Square Two (Proprietary) Limited(6)	31	33
The leases are capitalized at an implied interest rate of 9.8 percent per annum. Lease payments are due in monthly installments terminating in March 2022 and are ZAR-based. The buildings financed are used as security for these loans. See Note 12.

Caterpillar Financial Services Corporation(6)	8	10
Interest charged at an average rate of 5.46 percent per annum. Loans are repayable in monthly installments terminating in January 2015 and are US dollar-based. The equipment financed is used as security for these loans. See Note 12.

Mazuma Capital Corporation(6)	-	2
Interest charged at an average rate of 5.6 percent per annum. Loans were repaid in monthly installments and terminated in November 2012 and were US dollar-based. The equipment financed was used as security for these loans. See Note 12.

CSI Latina Arrendamento Mercantil S.A.(6)	1	2
Interest charged at a rate of 10.4 percent per annum. Loans are repayable in monthly installments terminating in December 2015 and are Brazilian real-based. The equipment financed is used as security for these loans. See Note 12.

Navachab Lewcor Mining Contract(6)	22	29
Interest charged at a rate of 8.4 percent per annum. Loans are repayable in April 2015 and are Namibian dollar-based. The equipment financed is used as security for these loans. See Note 12.

California First National Bank(6)	11	-
Interest charged at an average rate of 2.4 percent per annum. Loans are repayable in monthly installments terminating in December 2019 and are US dollar-based. The equipment financed is used as security for these loans. See Note 12.

Total long-term debt at amortized cost	2,797	1,745
Current maturities included in short-term debt	(47)	(30)
Long-term debt at amortized cost	2,750	1,715

Certain long-term debt facilities are subject to debt covenant arrangements for which no breaches have occurred.

Schedule Of Short Term Debt [Text Block]

	2012	2011
	$	$

Short-term debt at amortized cost

Current maturities of long-term debt	47	30

Unsecured

Senior Floating Rate Notes (Domestic Medium-Term Note Program ("DMTNP"))	84	-

Senior Fixed Rate Notes (DMTNP)	36	-

FirstRand Bank Limited demand facility	59	-

Other loans	45	-

Short-term debt at amortized cost	271	30

Schedule of Maturities of Long-term Debt [Table Text Block]

Scheduled minimum total debt maturities are:
2013	859
2014	703
2015	273
2016	4
2017	5
Thereafter	1,765
3,609

Schedule Of Debt Instruments Currencies [Table Text Block]
The currencies in which the borrowings are denominated are as follows:
United States dollars	3,107	2,437
Australian dollars	266	-
South African rands	210	33
Brazilian real	4	6
Namibian dollars	22	29
	3,609	2,505

Schedule Of Undrawn Debt Instruments [Table Text Block]

Undrawn borrowing facilities as at December 31 are as follows:
Syndicated revolving credit facility ($1.0 billion) - US dollar	1,000	1,000
Syndicated revolving credit facility (A$600 million) - Australian dollar	359	617
FirstRand Bank Limited - US dollar	-	50
Absa Bank Limited - US dollar	-	42
Nedbank Limited - US dollar	-	2
FirstRand Bank Limited - rands	30	14
Standard Bank of South Africa Limited - rands	-	23
Nedbank Limited - rands	-	13
Absa Bank Limited - rands	-	4
	1,389	1,765

Schedule Of Rated Bonds Debt [Table Text Block]

		2012	2011
		$	$

(2)	Rated bonds - issued April 2010

	Senior unsecured fixed rate bonds	1,000	1,000
	Less: Unamortized discount	(6)	(6)
	Add: Accrued interest	11	12
		1,005	1,006

	On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

(3)	Rated bonds - issued July 2012

	Senior unsecured fixed rate bonds	750	-
	Less: Unamortized discount	(5)	-
	Add: Accrued interest	16	-
		761	-

	On July 25, 2012, the Company announced the pricing of an offering of $750 million notes. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of the Company, at an issue price of 99.398 percent. The notes are unsecured and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The transaction closed on July 30, 2012.

Schedule Of Line Of Credit Facilities [Table Text Block]

-5	Syndicated revolving credit facility (A$600 million)

	Drawn down	266	-

	On December 22, 2011, AngloGold Ashanti Australia Limited, a wholly-owned subsidiary of AngloGold Ashanti Limited, entered into a four-year revolving credit facility of A$600 million with a syndication of banks. AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc has each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. A commitment fee of 50 percent of the applicable margin (i.e. 1 percent) is payable quarterly in arrears on the undrawn portion of the facility.

Syndicated revolving credit facility ($1.0 billion)

On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four-year revolving credit facility with a syndicate of lenders. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. During 2012, the Company drew down $200 million under the facility. This facility has been repaid and cancelled.

On July 20, 2012, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion five-year unsecured revolving credit facility with a syndicate of lenders which replaced its existing $1.0 billion syndicated facility maturing in April 2014. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers under the facility. Amounts may be repaid and reborrowed under the facility during its five-year term. Amounts outstanding under the facility bear interest at LIBOR plus a margin that varies depending on the credit rating of AngloGold Ashanti Limited. No draw down was made during 2012 under the facility. A commitment fee of 0.525 percent is payable quarterly in arrears on the undrawn portion of the facility.

Schedule Of Convertible Debt [Table Text Block]

		2012	2011
		$	$

(4)	3.5 percent Convertible bonds
	Senior unsecured fixed rate bonds	686	656
	Add: Accrued interest	3	3
		689	659

	The issue of convertible bonds in the aggregate principal amount of $732.5 million at an interest rate of 3.5 percent was concluded on May 22, 2009. These bonds are convertible into ADSs at an initial conversion price of $47.6126. The conversion price is subject to standard weighted average anti-dilution protection. The convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

	The convertible bonds mature on May 22, 2014. However, at any time on or after June 12, 2012 the Company has the right, but not the obligation, to redeem all (but not part) of the convertible bonds at their principal amount together with accrued interest if the volume weighted average price of the ADSs that would be delivered by the Company on the conversion of a convertible bond of a principal amount of $100,000 exceeds $130,000 on each of at least 20 consecutive dealing days ending not earlier than five days prior to the date that the Company gives notice of the redemption.

	Upon the occurrence of a change of control of the Company, each convertible bond holder will have the right to require the Company to redeem its convertible bonds at their principal amount plus accrued interest thereon. If the convertible bond holder elects to convert its convertible bonds in connection with such change of control, the Company will pay a “make whole” premium to such convertible bond holder in connection with such conversion. The conversion price is subject to adjustment on occurrence of certain events, as described in the terms and conditions of the bonds.

	The Company is separately accounting for the conversion features of the convertible bonds at fair value as a derivative liability with subsequent changes in fair value recorded in earnings each period. The total fair value of the derivative liability on May 22, 2009 (date of issue) amounted to $142.2 million. The difference between the initial carrying value and the stated value of the convertible bonds is being accreted to interest expense using the effective interest method over the 5 year term of the bonds.

	The associated derivative liability (which has been accounted for separately) is summarized as follows:

	Convertible bond derivative liability

	Balance at beginning of period	92	176
	Fair value movements on conversion features of convertible bonds	(83)	(84)
	Balance at end of period	9	92

	Subsequent to year-end, the Company entered into a syndicated bridge loan facility of $750 million, the proceeds of which may be applied towards the repayment of the $732.5 million 3.5 percent Convertible bonds, due May 2014. See Note 29.

Schedule of Capital Leased Asssets [Table Text Block]

(6)	Capital leases

	Capital leases are for specific periods, with terms of renewal but no purchase options. Renewals are at the discretion of the entity that holds the lease.

	Property, plant and equipment, allocated to Buildings and mine infrastructure, includes the following assets under capital leases:

		2012		2011
		Cost	Accumulated depreciation	Cost	Accumulated depreciation
		$	$	$	$

	Turbine Square Two (Proprietary) Limited	30	11	39	18
	Caterpillar Financial Services Corporation	16	9	16	5
	Mazuma Capital Corporation	7	7	7	3
	CSI Latina Arrendamento Mercantil S.A.	4	3	4	2
	Navachab Lewcor Mining Contract	30	10	31	2
	California First National Bank	12	0	-	-
		99	40	97	30

	Amortization charges relating to capital leases are included in Depreciation, depletion and amortization expense.

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Future minimum lease payments under all the above capital leases together with the present value of minimum lease payments as of December 31, 2012 are:

2012
$

2013	20
2014	20
2015	11
2016	7
2017	7
Thereafter	31
Total minimum lease payments	96
Less interest	(23)
Present value of net minimum lease payments	73
Less current portion	(15)
Long-term capital lease obligation	58